NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VA SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
Evergreen VAF - Diversified Capital Builder Fund - Class 1 (EVFF)
1,569,331 shares (cost $21,414,979 )	$13,245,151
Evergreen VAF - Diversified Income Builder Fund - Class 1 (EVSI)
1,153,436 shares (cost $11,647,915 )	7,439,665
Evergreen VAF - Fundamental Large Cap Fund - Class 1 (EVGI)
1,889,581 shares (cost $31,349,346 )	24,035,464
Evergreen VAF - Growth Fund - Class 1 (EVGR)
169,617 shares (cost $2,331,398 )	1,399,339
Evergreen VAF - International Equity Fund - Class 1 (EVIG)
811,847 shares (cost $10,823,003 )	7,801,854
Evergreen VAF - Omega Fund - Class 1 (EVOM)
972,159 shares (cost $15,256,559 )	14,028,260
Evergreen VAF - Special Values Fund - Class 1 (EVSC)
736,601 shares (cost $11,510,666 )	6,761,996
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
50,447 shares (cost $305,972 )	199,771
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
13,459 shares (cost $217,539 )	163,800
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
5,783 shares (cost $106,779 )	70,203
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
36,868 shares (cost $526,115 )	380,112
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
28,959 shares (cost $798,973 )	445,673
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
8,320 shares (cost $172,972 )	83,117
Nationwide VIT - Government Bond Fund - Class I (GBF)
7,883 shares (cost $92,444 )	94,675
Nationwide VIT - Money Market Fund - Class I (SAM)
7,519,316 shares (cost $7,519,316 )	7,519,316

Total Investments	83,668,396

Total Assets	83,668,396

Accounts Payable	284

$83,668,112

Contract Owners’ Equity:
Accumulation units	83,668,112

Total Contract Owners’ Equity (note 5)	$83,668,112

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	EVFF	EVSI	EVGI	EVGR	EVIG	EVOM	EVSC

Reinvested dividends	$1,623,272	-	780,025	484,106	616	-	-	109,335
Mortality and expense risk charges (note 2)	(1,848,506)	(349,342)	(167,409)	(522,333)	(31,598)	(185,445)	(281,041)	(149,718)

Net investment income (loss)	(225,234)	(349,342)	612,616	(38,227)	(30,982)	(185,445)	(281,041)	(40,383)

Proceeds from mutual fund shares sold	50,215,014	8,615,519	4,751,312	13,550,074	868,748	5,170,914	6,594,110	4,323,221
Cost of mutual fund shares sold	(50,954,727)	(10,048,300)	(5,540,307)	(12,956,186)	(932,637)	(3,883,731)	(7,279,625)	(4,008,959)

Realized gain (loss) on investments	(739,713)	(1,432,781)	(788,995)	593,888	(63,889)	1,287,183	(685,515)	314,262
Change in unrealized gain (loss) on investments	(49,391,295)	(11,023,153)	(3,671,792)	(14,974,334)	(1,080,105)	(8,248,170)	(5,288,274)	(3,856,350)

Net gain (loss) on investments	(50,131,008)	(12,455,934)	(4,460,787)	(14,380,446)	(1,143,994)	(6,960,987)	(5,973,789)	(3,542,088)

Reinvested capital gains	541,309	-	-	-	-	407,496	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,814,933)	(12,805,276)	(3,848,171)	(14,418,673)	(1,174,976)	(6,738,936)	(6,254,830)	(3,582,471)

Investment Activity:	FHIP	FOP	FOPR	FAMP	FCP	FGOP	GBF	SAM

Reinvested dividends	$22,580	6,382	2,751	13,170	6,608	603	8,042	189,054
Mortality and expense risk charges (note 2)	(3,690)	(3,577)	(1,285)	(7,892)	(11,734)	(3,262)	(2,834)	(127,346)

Net investment income (loss)	18,890	2,805	1,466	5,278	(5,126)	(2,659)	5,208	61,708

Proceeds from mutual fund shares sold	42,057	50,982	11,199	224,562	286,296	261,095	282,260	5,182,665
Cost of mutual fund shares sold	(52,306)	(44,238)	(8,779)	(195,860)	(270,484)	(274,233)	(276,417)	(5,182,665)

Realized gain (loss) on investments	(10,249)	6,744	2,420	28,702	15,812	(13,138)	5,843	-
Change in unrealized gain (loss) on investments	(81,951)	(182,176)	(66,844)	(269,691)	(483,025)	(164,210)	(1,220)	-

Net gain (loss) on investments	(92,200)	(175,432)	(64,424)	(240,989)	(467,213)	(177,348)	4,623	-

Reinvested capital gains	-	31,244	11,115	65,131	26,323	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,310)	(141,383)	(51,843)	(170,580)	(446,016)	(180,007)	9,831	61,708

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		EVFF		EVSI		EVGI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(225,234)	1,531,849	(349,342)	1,038,682	612,616	548,893	(38,227)	(266,075)
Realized gain (loss) on investments	(739,713)	10,127,730	(1,432,781)	72,112	(788,995)	421,690	593,888	5,862,739
Change in unrealized gain (loss) on investments	(49,391,295)	(7,934,749)	(11,023,153)	1,053,436	(3,671,792)	(740,619)	(14,974,334)	(5,473,714)
Reinvested capital gains	541,309	9,086,250	-	-	-	153,912	-	4,136,582

Net increase (decrease) in contract owners’ equity resulting from operations	(49,814,933)	12,811,080	(12,805,276)	2,164,230	(3,848,171)	383,876	(14,418,673)	4,259,532

Equity transactions:
Purchase payments received from contract owners (note 3)	1,058,307	1,598,272	158,328	143,523	67,255	111,979	249,978	264,186
Transfers between funds	-	-	(263,750)	(268,818)	(723,412)	(269,497)	(1,234,303)	(1,258,939)
Redemptions (note 3)	(45,289,442)	(73,697,079)	(8,093,334)	(14,275,508)	(3,742,951)	(6,152,779)	(11,966,596)	(18,865,337)
Annuity benefits	(20,281)	(21,076)	(10,684)	(10,898)	(6,305)	(6,553)	(3,292)	(3,625)
Contingent deferred sales charges (note 2)	(62,706)	(150,078)	(6,490)	(22,942)	(7,535)	(17,588)	(14,051)	(36,750)
Adjustments to maintain reserves	(81)	(352)	(135)	(218)	(35)	(68)	(65)	26

Net equity transactions	(44,314,203)	(72,270,313)	(8,216,065)	(14,434,861)	(4,412,983)	(6,334,506)	(12,968,329)	(19,900,439)

Net change in contract owners’ equity	(94,129,136)	(59,459,233)	(21,021,341)	(12,270,631)	(8,261,154)	(5,950,630)	(27,387,002)	(15,640,907)
Contract owners’ equity beginning of period	177,797,248	237,256,481	34,266,337	46,536,968	15,700,772	21,651,402	51,422,419	67,063,326

Contract owners’ equity end of period	$83,668,112	177,797,248	13,244,996	34,266,337	7,439,618	15,700,772	24,035,417	51,422,419

CHANGES IN UNITS:
Beginning units	9,249,137	13,052,054	1,881,960	2,687,988	958,662	1,351,470	2,179,533	3,034,724
Units purchased	517,409	507,333	36,857	35,220	21,551	29,285	27,568	19,853
Units redeemed	(3,141,454)	(4,310,250)	(564,316)	(841,248)	(327,218)	(422,093)	(668,330)	(875,044)

Ending units	6,625,092	9,249,137	1,354,501	1,881,960	652,995	958,662	1,538,771	2,179,533

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	EVGR		EVIG		EVOM		EVSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(30,982)	(54,830)	(185,445)	154,706	(281,041)	(282,546)	(40,383)	(32,872)
Realized gain (loss) on investments	(63,889)	294,939	1,287,183	3,630,689	(685,515)	(1,933,971)	314,262	1,320,722
Change in unrealized gain (loss) on investments	(1,080,105)	(570,145)	(8,248,170)	(2,392,351)	(5,288,274)	5,476,531	(3,856,350)	(4,885,198)
Reinvested capital gains	-	715,528	407,496	1,501,194	-	-	-	2,240,683

Net increase (decrease) in contract owners’ equity resulting from operations	(1,174,976)	385,492	(6,738,936)	2,894,238	(6,254,830)	3,260,014	(3,582,471)	(1,356,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,297	18,281	88,494	168,943	103,674	119,692	44,609	137,955
Transfers between funds	(65,742)	39,352	(600,441)	(132,339)	(411,973)	(891,651)	(454,819)	(85,062)
Redemptions (note 3)	(726,522)	(1,232,090)	(4,339,309)	(8,565,023)	(5,968,215)	(10,341,297)	(3,616,236)	(6,038,875)
Annuity benefits	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,363)	(5,028)	(4,027)	(17,016)	(7,282)	(23,272)	(7,043)	(14,165)
Adjustments to maintain reserves	13	(49)	11	(47)	(15)	(60)	35	(138)

Net equity transactions	(769,317)	(1,179,534)	(4,855,272)	(8,545,482)	(6,283,811)	(11,136,588)	(4,033,454)	(6,000,285)

Net change in contract owners’ equity	(1,944,293)	(794,042)	(11,594,208)	(5,651,244)	(12,538,641)	(7,876,574)	(7,615,925)	(7,356,950)

Contract owners’ equity beginning of period	3,343,609	4,137,651	19,396,061	25,047,305	26,566,869	34,443,443	14,377,913	21,734,863

Contract owners’ equity end of period	$1,399,316	3,343,609	7,801,853	19,396,061	14,028,228	26,566,869	6,761,988	14,377,913

CHANGES IN UNITS:
Beginning units	256,950	348,123	953,390	1,395,933	1,503,896	2,152,260	625,728	862,482
Units purchased	10,389	11,522	22,797	39,335	15,259	24,409	16,453	23,963
Units redeemed	(82,077)	(102,695)	(311,476)	(481,878)	(412,902)	(672,773)	(207,682)	(260,717)

Ending units	185,262	256,950	664,711	953,390	1,106,253	1,503,896	434,499	625,728

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHIP		FOP		FOPR		FAMP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$18,890	19,868	2,805	6,713	1,466	1,751	5,278	38,493
Realized gain (loss) on investments	(10,249)	(921)	6,744	14,557	2,420	3,484	28,702	24,743
Change in unrealized gain (loss) on investments	(81,951)	(14,200)	(182,176)	5,877	(66,844)	2,938	(269,691)	16,970
Reinvested capital gains	-	-	31,244	24,169	11,115	5,409	65,131	25,049

Net increase (decrease) in contract owners’ equity resulting from operations	(73,310)	4,747	(141,383)	51,316	(51,843)	13,582	(170,580)	105,255

Equity transactions:
Purchase payments received from contract owners (note 3)	13,062	-	-	-	11,131	-	-	-
Transfers between funds	827	2,190	-	-	13,871	12,971	(27,388)	1,663
Redemptions (note 3)	(32,026)	(54,775)	(47,400)	(50,986)	(7,945)	(993)	(189,278)	(220,202)
Annuity benefits	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(104)
Adjustments to maintain reserves	10	4	(14)	17	14	(7)	19	(45)

Net equity transactions	(18,127)	(52,581)	(47,414)	(50,969)	17,071	11,971	(216,647)	(218,688)

Net change in contract owners’ equity	(91,437)	(47,834)	(188,797)	347	(34,772)	25,553	(387,227)	(113,433)
Contract owners’ equity beginning of period	291,213	339,047	352,593	352,246	104,972	79,419	767,326	880,759

Contract owners’ equity end of period	$199,776	291,213	163,796	352,593	70,200	104,972	380,099	767,326

CHANGES IN UNITS:
Beginning units	22,274	26,280	15,424	17,822	5,425	4,749	38,778	50,688
Units purchased	1,855	328	-	-	1,734	1,081	-	219
Units redeemed	(3,470)	(4,334)	(2,492)	(2,398)	(610)	(405)	(11,447)	(12,129)

Ending units	20,659	22,274	12,932	15,424	6,549	5,425	27,331	38,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCP		FGOP		GBF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(5,126)	(7,553)	(2,659)	(5,607)	5,208	6,912	61,708	365,314
Realized gain (loss) on investments	15,812	306,897	(13,138)	110,922	5,843	(872)	-	-
Change in unrealized gain (loss) on investments	(483,025)	(398,299)	(164,210)	(25,047)	(1,220)	9,072	-	-
Reinvested capital gains	26,323	283,724	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(446,016)	184,769	(180,007)	80,268	9,831	15,112	61,708	365,314

Equity transactions:
Purchase payments received from contract owners (note 3)	5,673	-	5,673	101	4,511	-	281,622	633,612
Transfers between funds	(8,551)	27,658	(109,110)	7,004	(11,718)	(129,729)	3,896,509	2,945,197
Redemptions (note 3)	(271,586)	(819,125)	(48,380)	(316,290)	(53,752)	(44,726)	(6,185,912)	(6,719,073)
Annuity benefits	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(284)	-	(43)	-	-	(14,915)	(12,886)
Adjustments to maintain reserves	(21)	(32)	(4)	(10)	(7)	2	113	273

Net equity transactions	(274,485)	(791,783)	(151,821)	(309,238)	(60,966)	(174,453)	(2,022,583)	(3,152,877)

Net change in contract owners’ equity	(720,501)	(607,014)	(331,828)	(228,970)	(51,135)	(159,341)	(1,960,875)	(2,787,563)
Contract owners’ equity beginning of period	1,166,159	1,773,173	414,933	643,903	145,802	305,143	9,480,270	12,267,833

Contract owners’ equity end of period	$445,658	1,166,159	83,105	414,933	94,667	145,802	7,519,395	9,480,270

CHANGES IN UNITS:
Beginning units	41,473	73,111	27,600	52,017	8,768	19,387	729,276	975,020
Units purchased	384	1,121	8,574	9,872	12,907	-	341,081	311,125
Units redeemed	(13,894)	(32,759)	(23,710)	(34,289)	(16,315)	(10,619)	(495,515)	(556,869)

Ending units	27,963	41,473	12,464	27,600	5,360	8,768	574,842	729,276

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF - Diversified Capital Builder Fund - Class 1 (EVFF) (formerly Balanced Fund - Class 1)

Evergreen VAF - Diversified Income Builder Fund - Class 1 (EVSI)

Evergreen VAF - Fund - Class 1 (EVF)*

Evergreen VAF - Fundamental Large Cap Fund - Class 1 (EVGI)

Evergreen VAF - Growth Fund - Class 1 (EVGR)

Evergreen VAF - International Equity Fund - Class 1 (EVIG)

Evergreen VAF - Omega Fund - Class 1 (EVOM)

Evergreen VAF - Special Equity Fund - Class 1 (EVSE)*

Evergreen VAF - Special Values Fund - Class 1 (EVSC)

Evergreen VAT - Blue Chip Fund - Class I (EVBC)*

Evergreen VAT - Capital Growth Fund - Class I (EVCG)*

Evergreen VAT - Equity Index Fund - Class I (EVIX)*

Evergreen VAT - Global Leaders Fund - Class I (EVGL)*

Evergreen VAT - Masters Fund - Class I (EVM)*

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Money Market Fund - Class I (SAM)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed from Evergreen Ultra Advantage contracts and 6% of purchase payments redeemed from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $314,496 and $725,749 respectively, and total transfers from the Account to the fixed account were $2,633,996 and $1,246,400, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $258,721 and $132,511 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$83,668,396	0	$83,668,396

Accounts Payable of $284 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Evergreen VAF - Diversified Capital Builder Fund - Class 1 (EVFF)
2008	1.40%	1,354,501	$9.778506	$13,244,996	0.00%	-46.28%
2007	1.40%	1,881,960	18.202160	34,255,737	4.01%	5.18%
2006	1.40%	2,687,988	17.305306	46,516,455	2.44%	8.31%
2005	1.40%	3,502,945	15.976999	55,966,549	2.29%	3.82%
2004	1.40%	4,607,548	15.389274	70,906,819	0.84%	4.82%
Evergreen VAF - Diversified Income Builder Fund - Class 1 (EVSI)
2008	1.40%	652,995	11.393070	7,439,618	6.54%	-30.41%
2007	1.40%	958,662	16.371184	15,694,432	4.36%	2.25%
2006	1.40%	1,351,470	16.011293	21,638,782	3.14%	4.46%
2005	1.40%	1,736,792	15.327521	26,620,716	4.62%	-2.07%
2004	1.40%	2,000,625	15.651851	31,313,484	4.37%	6.90%
Evergreen VAF - Fund - Class 1 (EVF)
2004	1.40%	3,059,534	14.150513	43,293,976	0.21%	6.87%
Evergreen VAF - Fundamental Large Cap Fund - Class 1 (EVGI)
2008	1.40%	1,538,771	15.619879	24,035,417	1.29%	-33.79%
2007	1.40%	2,179,533	23.591705	51,418,900	0.99%	6.77%
2006	1.40%	3,034,724	22.096447	67,056,618	1.12%	11.10%
2005	1.40%	3,922,267	19.888874	78,009,474	1.10%	7.49%
2004	1.40%	2,855,378	18.502895	52,832,759	1.12%	7.68%
Evergreen VAF - Growth Fund - Class 1 (EVGR)
2008	1.40%	185,262	7.553173	1,399,316	0.03%	-41.96%
2007	1.40%	256,950	13.012685	3,343,609	0.00%	9.48%
2006	1.40%	348,123	11.885602	4,137,651	0.00%	9.49%
2005	1.40%	402,940	10.855896	4,374,275	0.00%	8.56%
Evergreen VAF - International Equity Fund - Class 1 (EVIG)
2008	1.40%	664,711	11.737211	7,801,853	0.00%	-42.31%
2007	1.40%	953,390	20.344309	19,396,061	2.13%	13.38%
2006	1.40%	1,395,933	17.943057	25,047,305	3.56%	21.44%
2005	1.40%	1,699,057	14.775070	25,103,686	2.25%	14.38%
2004	1.40%	1,966,957	12.917871	25,408,897	1.15%	17.54%
Evergreen VAF - Omega Fund - Class 1 (EVOM)
2008	1.40%	1,106,253	12.680850	14,028,228	0.00%	-28.22%
2007	1.40%	1,503,896	17.665363	26,566,869	0.52%	10.39%
2006	1.40%	2,152,260	16.003384	34,443,443	0.00%	4.54%
2005	1.40%	2,692,321	15.309051	41,216,879	0.20%	2.40%
2004	1.40%	3,423,568	14.950559	51,184,255	0.00%	5.71%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Evergreen VAF - Special Equity Fund - Class 1 (EVSE)
2004	1.40%	541,644	$9.061517	$4,908,116	0.00%	4.36%
Evergreen VAF - Special Values Fund - Class 1 (EVSC)
2008	1.40%	434,499	15.562725	6,761,988	1.02%	-32.27%
2007	1.40%	625,728	22.977896	14,377,913	1.31%	-8.82%
2006	1.40%	862,482	25.200367	21,734,863	0.72%	19.85%
2005	1.40%	1,068,745	21.026303	22,471,756	0.96%	9.22%
2004	1.40%	1,186,348	19.251952	22,839,515	0.94%	18.69%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	1.40%	20,659	9.670160	199,776	8.63%	-26.04%
2007	1.40%	22,274	13.074130	291,213	7.75%	1.34%
2006	1.40%	26,280	12.901321	339,047	7.77%	9.68%
2005	1.40%	26,622	11.762266	313,135	14.75%	1.27%
2004	1.40%	46,813	11.615081	543,737	9.54%	8.06%
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	1.40%	12,932	12.665983	163,796	2.46%	-44.59%
2007	1.40%	15,424	22.860037	352,593	3.34%	15.66%
2006	1.40%	17,822	19.764649	352,246	0.98%	16.43%
2005	1.40%	31,103	16.975370	527,985	0.70%	17.38%
2004	1.40%	44,308	14.461302	640,751	1.34%	12.05%
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
2008	1.40%	6,549	10.719167	70,200	2.99%	-44.60%
2007	1.40%	5,425	19.349661	104,972	3.37%	15.70%
2006	1.40%	4,749	16.723335	79,419	0.69%	16.37%
2005	1.40%	10,119	14.370649	145,417	0.80%	17.45%
2004	1.40%	16,902	12.268627	207,364	1.08%	12.11%
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	1.40%	27,331	13.907251	380,099	2.32%	-29.72%
2007	1.40%	38,778	19.787651	767,326	6.09%	13.88%
2006	1.40%	50,688	17.376090	880,759	2.78%	5.82%
2005	1.40%	61,162	16.420626	1,004,318	2.55%	2.59%
2004	1.40%	68,066	16.005777	1,089,449	3.35%	3.99%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	1.40%	27,963	15.937430	445,658	0.79%	-43.32%
2007	1.40%	41,473	28.118509	1,166,159	0.72%	15.94%
2006	1.40%	73,111	24.253159	1,773,173	1.24%	10.16%
2005	1.40%	84,250	22.016884	1,854,922	0.32%	15.31%
2004	1.40%	109,721	19.094446	2,095,062	0.39%	13.86%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	1.40%	12,464	6.667612	83,105	0.25%	-55.65%
2007	1.40%	27,600	15.033820	414,933	0.00%	21.45%
2006	1.40%	52,017	12.378703	643,903	0.63%	3.98%
2005	1.40%	55,988	11.904596	666,515	0.92%	7.37%
2004	1.40%	64,695	11.087331	717,295	0.69%	5.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	1.40%	5,360	$17.661841	$94,667	4.16%	6.21%
2007	1.40%	8,768	16.628917	145,802	4.77%	5.65%
2006	1.40%	19,387	15.739585	305,143	4.10%	1.90%
2005	1.40%	13,961	15.446353	215,647	2.89%	1.82%
2004	1.40%	24,067	15.169985	365,096	5.69%	1.82%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	1.40%	574,842	13.080803	7,519,395	2.11%	0.62%
2007	1.40%	729,276	12.999564	9,480,270	4.82%	3.32%
2006	1.40%	975,020	12.582135	12,267,833	4.45%	3.07%
2005	1.40%	1,109,948	12.207269	13,549,434	2.53%	1.23%
2004	1.40%	1,378,800	12.058395	16,626,115	0.75%	-0.60%

2008	Reserves for annuity contracts in payout phase:			-
2008	Contract owners’ equity			$83,668,112
2007	Reserves for annuity contracts in payout phase:			20,459
2007	Contract owners’ equity			$177,797,248
2006	Reserves for annuity contracts in payout phase:			39,841
2006	Contract owners’ equity			$237,256,481
2005	Reserves for annuity contracts in payout phase:			47,344
2005	Contract owners’ equity			$272,088,052
2004	Reserves for annuity contracts in payout phase:			245,306
2004	Contract owners’ equity			$325,217,996
*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009